BORROWINGS (Details 2) - Codere Online Business [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning	€ 51,677	€ 39,591
Drawdown of related party debt	245	7,163
Related party non- cash receivable	0	7,900
Related party non- cash settlement	(12,704)	(2,977)
Foreign exchange movement	0	0
Changes in fair value	0	0
Financial liabilities at ending	39,218	51,677
Loan [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning	21,441	13,541
Drawdown of related party debt	0	0
Related party non- cash receivable	0	7,900
Related party non- cash settlement	0	0
Foreign exchange movement	0	0
Changes in fair value	0	0
Financial liabilities at ending	21,441	21,441
Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning	30,236	26,050
Drawdown of related party debt	245	7,163
Related party non- cash receivable	0	0
Related party non- cash settlement	(12,704)	(2,977)
Foreign exchange movement	0	0
Changes in fair value	0	0
Financial liabilities at ending	€ 17,777	€ 30,236